UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 22.3%
Auto Components 1.4%
BorgWarner, Inc.* (a)	33,672	2,411,588
Tenneco, Inc.* (a)	57,906	2,033,080

		4,444,668
Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc. (a)	61,032	2,750,712
Panera Bread Co. "A"* (a)	30,208	4,797,937

		7,548,649
Household Durables 3.0%
Jarden Corp.	73,719	3,811,272
Newell Rubbermaid, Inc.	105,489	2,349,240
Toll Brothers, Inc.*	105,807	3,420,741

		9,581,253
Internet & Catalog Retail 0.7%
Priceline.com, Inc.* (a)	3,459	2,148,731
Leisure Equipment & Products 1.2%
Polaris Industries, Inc. (a)	46,694	3,929,300
Media 1.0%
Cinemark Holdings, Inc. (a)	123,553	3,209,907
Multiline Retail 1.1%
Family Dollar Stores, Inc. (a)	57,812	3,665,859
Specialty Retail 8.5%
Advance Auto Parts, Inc.	26,200	1,895,570
Ascena Retail Group, Inc.*	152,958	2,828,193
Children's Place Retail Stores, Inc.*	54,462	2,412,122
DSW, Inc. "A" (a)	48,377	3,177,885
Guess?, Inc. (a)	75,189	1,845,138
PetSmart, Inc. (a)	62,638	4,280,681
Ross Stores, Inc.	66,832	3,618,953
Ulta Salon, Cosmetics & Fragrance, Inc.	37,407	3,675,612
Urban Outfitters, Inc.* (a)	85,862	3,379,528

		27,113,682
Textiles, Apparel & Luxury Goods 3.0%
Carter's, Inc.*	58,452	3,252,854
Deckers Outdoor Corp.* (a)	40,651	1,637,015
Hanesbrands, Inc.* (a)	131,306	4,703,381

		9,593,250
Consumer Staples 4.3%
Food Products 3.0%
Green Mountain Coffee Roasters, Inc.* (a)	63,571	2,629,297
McCormick & Co., Inc. (a)	60,425	3,838,800
Mead Johnson Nutrition Co.	49,573	3,266,365

		9,734,462
Household Products 1.3%
Church & Dwight Co., Inc. (a)	74,664	3,999,750
Energy 8.9%
Energy Equipment & Services 5.7%
Cameron International Corp.*	55,473	3,132,006
Core Laboratories NV (a)	18,540	2,026,607
Dresser-Rand Group, Inc.*	53,037	2,977,497
Ensco PLC "A" (a)	39,200	2,323,776
FMC Technologies, Inc.*	97,541	4,177,681
Oil States International, Inc.*	48,591	3,476,200

		18,113,767
Oil, Gas & Consumable Fuels 3.2%
Alpha Natural Resources, Inc.* (a)	145,068	1,412,962
Pioneer Natural Resources Co. (a)	38,230	4,074,936
Range Resources Corp. (a)	56,538	3,552,282
Ultra Petroleum Corp.* (a)	70,128	1,271,421

		10,311,601
Financials 8.8%
Capital Markets 2.8%
Affiliated Managers Group, Inc.* (a)	29,591	3,851,268
Invesco Ltd. (a)	98,699	2,575,057
Lazard Ltd. "A" (a)	86,745	2,588,471

		9,014,796
Commercial Banks 1.1%
Signature Bank* (a)	48,748	3,477,682
Diversified Financial Services 1.3%
Portfolio Recovery Associates, Inc.* (a)	39,609	4,232,618
Insurance 1.2%
W.R. Berkley Corp. (a)	97,666	3,685,915
Real Estate Investment Trusts 0.6%
Digital Realty Trust, Inc. (REIT) (a)	28,165	1,912,122
Real Estate Management & Development 1.2%
CBRE Group, Inc. "A"*	149,972	2,984,443
Realogy Holdings Corp.* (a)	18,080	758,637

		3,743,080
Thrifts & Mortgage Finance 0.6%
Ocwen Financial Corp.*	57,158	1,977,095
Health Care 13.8%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.*	35,297	3,311,212
Alkermes PLC* (a)	105,210	1,948,489
ARIAD Pharmaceuticals, Inc.* (a)	67,524	1,295,110
Incyte Corp., Ltd.* (a)	93,949	1,560,493
Regeneron Pharmaceuticals, Inc.* (a)	24,210	4,141,605

		12,256,909
Health Care Equipment & Supplies 1.2%
Thoratec Corp.*	102,712	3,853,754
Health Care Providers & Services 5.9%
AmerisourceBergen Corp. (a)	105,289	4,546,379
Catamaran Corp.* (a)	122,486	5,770,316
Centene Corp.*	53,247	2,183,127
DaVita HealthCare Partners, Inc.*	38,493	4,254,631
Humana, Inc.	29,489	2,023,830

		18,778,283
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	117,340	4,803,899
Pharmaceuticals 1.4%
Pacira Pharmaceuticals, Inc.* (a)	256,719	4,484,881
Industrials 16.7%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	90,713	4,481,222
Commercial Services & Supplies 0.9%
Stericycle, Inc.*	32,916	3,070,075
Electrical Equipment 3.4%
General Cable Corp.* (a)	109,346	3,325,212
Rockwell Automation, Inc.	56,430	4,739,556
The Babcock & Wilcox Co.	107,913	2,827,320

		10,892,088
Machinery 4.6%
Joy Global, Inc. (a)	63,933	4,077,647
Manitowoc Co., Inc. (a)	245,453	3,848,703
Valmont Industries, Inc.	24,147	3,297,273
WABCO Holdings, Inc.* (a)	51,891	3,382,774

		14,606,397
Professional Services 3.2%
IHS, Inc. "A"* (a)	38,350	3,681,600
Robert Half International, Inc. (a)	75,126	2,390,510
Verisk Analytics, Inc. "A"* (a)	79,553	4,057,203

		10,129,313
Road & Rail 1.6%
Kansas City Southern (a)	63,644	5,313,001
Trading Companies & Distributors 1.6%
United Rentals, Inc.* (a)	110,126	5,012,936
Information Technology 14.9%
Communications Equipment 1.4%
F5 Networks, Inc.* (a)	19,977	1,940,765
Harris Corp. (a)	53,360	2,612,506

		4,553,271
Computers & Peripherals 2.0%
Western Digital Corp.	147,964	6,286,990
Internet Software & Services 1.3%
Equinix, Inc.* (a)	19,581	4,037,602
IT Services 1.8%
Syntel, Inc. (a)	47,025	2,520,070
VeriFone Systems, Inc.* (a)	111,485	3,308,875

		5,828,945
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	34,817	1,464,403
ARM Holdings PLC (ADR) (a)	73,246	2,770,896
Avago Technologies Ltd.	102,570	3,247,367

		7,482,666
Software 6.1%
Citrix Systems, Inc.*	52,909	3,478,767
Concur Technologies, Inc.* (a)	18,451	1,245,811
Informatica Corp.* (a)	74,244	2,251,078
Intuit, Inc. (a)	76,407	4,546,216
MICROS Systems, Inc.* (a)	64,397	2,733,009
Red Hat, Inc.*	63,859	3,381,973
TIBCO Software, Inc.*	84,073	1,850,447

		19,487,301
Materials 7.8%
Chemicals 4.7%
Albemarle Corp.	38,567	2,395,782
CF Industries Holdings, Inc. (a)	21,916	4,452,454
Rockwood Holdings, Inc. (a)	75,458	3,732,153
Westlake Chemical Corp. (a)	57,403	4,552,058

		15,132,447
Containers & Packaging 1.1%
Crown Holdings, Inc.*	91,554	3,370,103
Metals & Mining 1.0%
Allegheny Technologies, Inc. (a)	62,079	1,884,719
Walter Energy, Inc. (a)	40,080	1,438,070

		3,322,789
Paper & Forest Products 1.0%
Schweitzer-Mauduit International, Inc. (a)	83,166	3,245,969
Telecommunication Services 1.0%
Wireless Telecommunication Services
SBA Communications Corp. "A"* (a)	45,497	3,231,197

Total Common Stocks (Cost $263,887,084)		315,100,225
Exchange-Traded Fund 0.5%
SPDR S&P Biotech (Cost $1,577,619)	17,036	1,497,635
Securities Lending Collateral 45.1%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $144,389,820)	144,389,820	144,389,820
Cash Equivalents 1.5%
Central Cash Management Fund, 0.15% (b) (Cost $4,724,237)	4,724,237	4,724,237

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $414,578,760) †	145.6	465,711,917
Other Assets and Liabilities, Net	(45.6)	(145,749,597)

Net Assets	100.0	319,962,320

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $415,167,404.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $50,544,513.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,685,862 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,141,349.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $144,179,260, which is 45.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$315,100,225	$—	$—	$315,100,225
Exchange-Traded Fund	1,497,635	—	—	1,497,635
Short-Term Investments(d)	149,114,057	—	—	149,114,057
Total	$465,711,917	$—	$—	$465,711,917

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013